SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 108,847	$ 114,240
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	95,779	102,181
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 13,068	$ 12,059